Income taxes - Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	€ 43,300,000	€ 5,900,000	€ 2,700,000
Tax losses [member]
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	43.3
SWITZERLAND
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	33.8
NETHERLANDS
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	9.5
Tax Year 2025 [member] | Tax losses [member]
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	3.9
Tax Year 2025 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	0
Tax Year 2025 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	3.9
Tax Year 2026 [member] | Tax losses [member]
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	4.4
Tax Year 2026 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	0
Tax Year 2026 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	4.4
Tax Year 2027 [member] | Tax losses [member]
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	35.0
Tax Year 2027 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	33.8
Tax Year 2027 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry forwards [Line Items]
Carry-forward losses	€ 1.2